Condensed Consolidated Statement of Redeemable Convertible Preferred Stock and Stockholders' Equity (Deficit) (Parenthetical) $ in Thousands	12 Months Ended
Jan. 31, 2016 USD ($)
Statement of Stockholders' Equity [Abstract]
Stock issuance costs	$ 469